Income and Other Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Income and Other Taxes
5.	Income Taxes

Selected information regarding Talen Energy’s income tax provision for the periods ended June 30 was as follows:

	Six Months
	2015	2014
Income (Loss) from Continuing Operations Before Income Taxes	$131	$(114)
Income Taxes	10	(58)
Effective Tax Rate	8%	51%

Talen Energy recorded taxes during the six month period at an interim period annualized effective tax rate of 32.52% in 2015 compared with 33.78% in 2014. However, Talen Energy’s income tax expense reflected in the table above does not bear a customary relationship to income (loss) from continuing operations before income taxes primarily as a result of the impact of the recognition of uncertain tax benefits, state deferred rate changes, tax credits and the impact of state and local income taxes.

In February 2015, PPL and the IRS Appeals division reached a tentative settlement on PPL’s open audits for the years 1998 - 2011. The settlement was required to be reviewed and approved by the Joint Committee on Taxation (JCT) before considered final. In April 2015, PPL was notified that the JCT approved PPL’s settlement. During the six months ended June 30, 2015, Talen Energy recorded a tax benefit of $12 million for its portion of the settlement of previously unrecognized tax benefits.

Also in 2015, Talen Energy recorded a tax benefit of $17 million during the six month period ended June 30, related to its state deferred tax liabilities for changes in state apportionment and the impact on the future estimated state income tax rate as a result of the acquisition of RJS Power.

During the second quarter of 2014, Talen Energy recorded a $9 million credit to income tax expense, consisting of a $4 million credit to income tax expense recorded in 2013 and a $5 million credit related to an adjustment to the annual estimated effective income tax rate utilized to calculate income tax expense for the three months ended March 31, 2014. The adjustment to the annual estimated effective income tax rate had no impact on income tax expense for the six months ended June 30, 2014.

PPL Energy Supply LLC [Member]
Income and Other Taxes
2.	Income and Other Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for accounting purposes and their basis for income tax purposes and the tax effects of net operating loss and tax credit carryforwards.

Net deferred tax assets have been recognized based on management’s estimates of future taxable income for the U.S. jurisdictions in which PPL Energy Supply’s operations have historically been profitable.

Significant components of PPL Energy Supply’s deferred income tax assets and liabilities were as follows:

	2014	2013
Deferred Tax Assets
Deferred investment tax credits (a)	$11	$84
Accrued pension costs	98	39
Federal loss carryforwards	22	28
Federal tax credit carryforwards (a)	13	131
State loss carryforwards	79	80
Other	79	69
Valuation allowances	(78)	(78)

Total deferred tax assets	224	353

Deferred Tax Liabilities
Plant - net (a)	1,374	1,392
Unrealized gain on qualifying derivatives	28	38
Other	42	46

Total deferred tax liabilities	1,444	1,476

Net deferred tax liability	$1,220	$1,123

(a)	During 2014, PPL accepted U.S. government grants for hydroelectric plant expansions resulting in reductions of investment tax credits previously claimed and reductions in the carrying value of the related plants. See Note 4 for additional information.

At December 31, PPL Energy Supply had the following loss and tax credit carryforwards.

	2014	Expiration
Loss carryforwards
Federal net operating losses	$63	2031-2032
State net operating losses (a)	1,228	2018-2034
Credit carryforwards
Federal AMT credit	6	Indefinite
Federal – other	7	2031-2034

(a)	A valuation allowance of $78 million has been recorded against the deferred tax assets for these losses.

Valuation allowances have been established for the amount that, more likely than not, will not be realized. The changes in deferred tax valuation allowances were:

		Additions
	Balance at Beginning of Period	Charged to Income	Charged to Other Accounts	Deductions	Balance at End of Period
2014	$78				$78
2013	74	$4			78
2012	72	2			74

Details of the components of income tax expense, a reconciliation of federal income taxes derived from statutory tax rates applied to “Income (Loss) from Continuing Operations Before Income Taxes” to income taxes for reporting purposes, and details of “Taxes, other than income” were as follows:

	2014	2013	2012
Income Tax Expense (Benefit)
Current – Federal	$28	$118	$74
Current – State	13	16	19

Total Current Expense	41	134	93

Deferred – Federal	66	(285)	187
Deferred – State	11	(27)	7

Total Deferred Expense (Benefit), excluding operating loss carryforwards	77	(312)	194

Investment tax credit, net – federal	(2)	(3)	(2)

Tax expense (benefit) of operating loss carryforwards
Deferred – Federal (a)		22	(48)
Deferred – State			(1)

Total Tax Expense (Benefit) of Operating Loss Carryforwards		22	(49)

Total income taxes (benefits) from continuing operations (b)	$116	$(159)	$236

Total income tax expense (benefit) – Federal	$92	$(148)	$211
Total income tax expense (benefit) – State	24	(11)	25

Total income taxes (benefits) from continuing operations (b)	$116	$(159)	$236

(a)	A 2012 federal income tax return adjustment was recorded in 2013 related to a reduction in the 2012 net operating loss recorded in the filed return. The reduction was primarily due to PPL’s decision, at the time of filing, to utilize regular Modified Accelerated Cost Recovery System depreciation rates for certain non-regulated assets otherwise eligible for bonus tax depreciation.
(b)	Excludes current and deferred federal and state tax expense recorded to Discontinued Operations of $109 million, $17 million and $27 million in 2014, 2013 and 2012. Also excludes federal and state tax expense (benefit) recorded to OCI of $(56) million, $47 million and $(267) million in 2014, 2013, and 2012.

	2014	2013	2012
Reconciliation of Income Tax Expense
Federal income tax on Income (Loss) from Continuing Operations Before Income Taxes at statutory tax rate – 35%	$106	$(147)	$233
Increase (decrease) due to:
State income taxes, net of federal income tax benefit	17	(24)	30
State deferred tax rate change (a)	(1)	15	(19)
Federal income tax credits (b)		(8)	(11)
Other	(6)	5	3

Total increase (decrease)	10	(12)	3

Total income taxes from continuing operations	$116	$(159)	$236

Effective income tax rate	38.3%	37.9%	35.5%

(a)	During 2014, 2013 and 2012, PPL Energy Supply recorded adjustments related to its December 31 state deferred tax liabilities as a result of annual changes in state apportionment and the impact on the future estimated state income tax rate.
(b)	During 2013 and 2012, PPL Energy Supply recorded a deferred tax benefit related to investment tax credits on progress expenditures related to the Holtwood hydroelectric plant expansions. See Note 4 for additional information.

	2014	2013	2012
Taxes, other than income
State gross receipts	$45	$37	$35
State capital stock	1	1	5
Property and other	11	15	15

Total	$57	$53	$55

Unrecognized Tax Benefits

Changes to unrecognized tax benefits were as follows:

	2014	2013
Beginning of period	$15	$30
Reductions based on tax positions of prior years		(15)

End of period	$15	$15

At December 31, 2014, it was reasonably possible that during the next 12 months the total amount of unrecognized tax benefits could decrease by $15 million.

These potential changes could result from subsequent recognition, derecognition and/or changes in the measurement of uncertain tax positions related to the impact on alternative minimum tax and other credits, the timing and/or valuation of certain deductions, intercompany transactions and unitary filing groups. The events that could cause these changes are direct settlements with taxing authorities, litigation, legal or administrative guidance by relevant taxing authorities and the lapse of an applicable statute of limitation.

At December 31, 2014 and 2013, the total unrecognized tax benefits and related indirect effects that, if recognized, would decrease the effective tax rate were $14 million.

At December 31, 2014 and 2013, receivable balances of $16 million and $15 million were recorded for interest related to tax positions.

The following interest expense (benefit) was recognized in income taxes.

2014	2013	2012
(1)	$5	$(4)

The income tax provisions for PPL Energy Supply is calculated in accordance with an intercompany tax sharing agreement which provides that taxable income be calculated as if PPL Energy Supply filed a separate consolidated return. Based on this tax sharing agreement, PPL Energy Supply or its subsidiaries indirectly or directly file tax returns in three major tax jurisdictions. With few exceptions, at December 31, 2014, these jurisdictions, as well as the tax years that are no longer subject to examination, were as follows:

U.S. (federal)	1997 and prior
Pennsylvania (state)	2010 and prior
Montana (state)	2010 and prior